CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY(DEFICIT) ¥ in Thousands, $ in Thousands	Equity attributable to owners of parent CNY (¥)	Share capital CNY (¥)	Share capital USD ($)	Share premium CNY (¥)	Treasury Shares CNY (¥)	Capital reserve CNY (¥)	Share-based Compensation reserve CNY (¥)	Other reserve CNY (¥)	Other comprehensive losses CNY (¥)	Accumulated losses CNY (¥)	Non-controlling interests. CNY (¥)	CNY (¥)	USD ($)
Beginning Balance at Dec. 31, 2018		¥ 0			¥ (8,363)	¥ 37,550	¥ 45,069	¥ 39,654	¥ (10,013)	¥ (1,167,943)		¥ (1,064,046)
Comprehensive loss
Loss for the year		0								(676,034)		(676,034)
Exchange differences		0							(1,824)			(1,824)
Changes in fair value of financial instruments with preferred rights due to own credit risk		0							(17,299)			(17,299)
Total comprehensive loss for the year		0							(19,123)	(676,034)		(695,157)
Transactions with owners
Issuance of ordinary shares		18	$ 3									18
Repurchase of ordinary shares		(1)				(35,174)		(22,264)				(57,439)
Re-designation of treasury shares		0			2,376	(2,376)
Vesting of restricted shares		0			2,409		(7,513)	7,513				2,409
Share-based compensations		0					35,884					35,884
Total Transactions with owners		17			4,785	¥ (37,550)	28,371	(14,751)				(19,128)
Ending balance at Dec. 31, 2019		17	3		(3,578)		73,440	24,903	(29,136)	(1,843,977)		(1,778,331)
Comprehensive loss
Loss for the year										(3,069,043)		(3,069,043)
Exchange differences									(151,142)			(151,142)
Changes in fair value of financial instruments with preferred rights due to own credit risk									(72)			(72)
Total comprehensive loss for the year									(151,214)	(3,069,043)		(3,220,257)
Transfer of accumulated fair value change due to own credit risk of financial instruments with preferred rights upon conversion									27,355	(27,355)
Transactions with owners
Conversion of financial instruments with preferred rights into ordinary shares		31	4	¥ 4,999,780								4,999,811
Issuance of ordinary shares		11	2	1,657,782								1,657,793
Vesting of restricted shares					3,578		(8,283)	8,283				3,578
Share-based compensations							29,951					29,951
Total Transactions with owners		42		6,657,562	3,578		21,668	8,283				6,691,133
Ending balance at Dec. 31, 2020	¥ 1,692,545	59	9	6,657,562			95,108	33,186	(152,995)	(4,940,375)		1,692,545
Beginning Balance at Dec. 31, 2019		17	3		¥ (3,578)		73,440	24,903	(29,136)	(1,843,977)		(1,778,331)
Ending balance at Dec. 31, 2021	1,205,591	61	9	6,711,234			97,747	25,515	(192,353)	(5,436,613)	¥ 4,461	1,210,052	$ 189,884
Beginning Balance at Dec. 31, 2020	1,692,545	59	9	6,657,562			95,108	33,186	(152,995)	(4,940,375)		1,692,545
Comprehensive loss
Loss for the year	(496,238)									(496,238)	(6,360)	(502,598)	(78,869)
Exchange differences	(39,358)								(39,358)			(39,358)
Total comprehensive loss for the year	(535,596)								(39,358)	(496,238)	(6,360)	(541,956)	(85,045)
Transactions with owners
Exercise of awards	2,169	2		53,672			(51,505)					2,169
Capital injection from non-controlling interests											10,821	10,821
Others	(7,671)							(7,671)				(7,671)
Share-based compensations	54,144						54,144					54,144
Total Transactions with owners	48,642	2		53,672			2,639	(7,671)			10,821	59,463
Ending balance at Dec. 31, 2021	¥ 1,205,591	¥ 61	$ 9	¥ 6,711,234			¥ 97,747	¥ 25,515	¥ (192,353)	¥ (5,436,613)	¥ 4,461	¥ 1,210,052	$ 189,884